Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000132735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000132735 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000132735 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000132735 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000132735 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000132735 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000132735 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000132735 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000228330 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000228330 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000228330 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000228330 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000228330 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000228330 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000228330 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000228330 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000132740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000132740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000132740 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000132740 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000132740 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000132740 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000132740 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000132740 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000132742 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000132742 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000132742 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000132742 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000132742 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000132742 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000132742 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000132742 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000132750 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132750 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132750 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000132750 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000132750 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000132750 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000132750 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000132750 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000228331 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228331 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228331 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000228331 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000228331 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000228331 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000228331 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000228331 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000132747 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132747 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000132747 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000132747 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000132747 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000132747 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000132747 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000132749 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000132749 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000132749 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000132749 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000132749 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000132749 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000132749 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000132751 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000132751 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000132751 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000132751 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000132751 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000132751 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000132751 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000132751 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000228332 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228332 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228332 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000228332 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000228332 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000228332 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000228332 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000228332 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132756 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000132756 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000132756 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000132756 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000132756 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000132756 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000132756 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000132756 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132758 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000132758 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000132758 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000132758 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000132758 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000132758 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000132758 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000132758 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132759 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132759 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132759 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000132759 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000132759 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000132759 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000132759 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000132759 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000228333 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228333 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228333 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000228333 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000228333 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000228333 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000228333 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000228333 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000132764 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132764 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132764 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000132764 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000132764 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000132764 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000132764 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000132764 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000132766 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132766 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132766 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000132766 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000132766 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000132766 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000132766 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000132766 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000132767 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132767 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132767 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000132767 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000132767 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000132767 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132767 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000132767 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000228334 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228334 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228334 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000228334 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000228334 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000228334 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000228334 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000228334 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000132772 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132772 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000132772 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000132772 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000132772 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132772 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000132772 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000132774 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132774 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132774 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000132774 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000132774 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000132774 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132774 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000132774 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000132775 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132775 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132775 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000132775 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000132775 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000132775 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000132775 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132775 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000228335 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228335 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228335 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000228335 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000228335 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000228335 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000228335 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228335 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000132780 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132780 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132780 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000132780 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000132780 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000132780 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000132780 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132780 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000132782 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132782 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132782 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000132782 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000132782 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000132782 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000132782 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000132782 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000132783 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132783 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132783 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000132783 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132783 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000132783 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000132783 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132783 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000228336 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228336 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228336 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000228336 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000228336 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000228336 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000228336 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228336 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000132788 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132788 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132788 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000132788 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132788 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000132788 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000132788 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132788 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000132790 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132790 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132790 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000132790 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132790 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000132790 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000132790 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132790 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000132791 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132791 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132791 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000132791 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132791 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000132791 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000132791 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132791 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000228337 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228337 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228337 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000228337 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228337 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000228337 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000228337 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228337 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000132796 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132796 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132796 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000132796 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132796 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000132796 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000132796 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132796 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000132798 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132798 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132798 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000132798 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132798 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000132798 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000132798 [Member] | Fixed Income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132798 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000132799 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132799 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132799 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000132799 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132799 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000132799 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000132799 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000228338 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228338 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228338 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000228338 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228338 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000228338 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000228338 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000132804 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132804 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132804 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000132804 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132804 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000132804 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000132804 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000132806 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132806 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132806 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000132806 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132806 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000132806 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000132806 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000138480 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138480 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138480 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000138480 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138480 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000138480 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000138480 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000228341 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228341 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228341 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000228341 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228341 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000228341 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000228341 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000138485 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138485 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138485 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000138485 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138485 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000138485 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000138485 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000138487 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138487 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138487 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000138487 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138487 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000138487 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000138487 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000167628 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000167628 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167628 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000167628 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000167628 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000228344 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228344 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228344 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000228344 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228344 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000228344 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000228344 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000167633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167633 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167633 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000167633 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167633 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000167633 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000167633 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000167635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000167635 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000167635 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000167635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000221529 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221529 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221529 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000221529 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221529 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000221529 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000221529 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000221529 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228345 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228345 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228345 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000228345 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228345 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000228345 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000228345 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000228345 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221527 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221527 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221527 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000221527 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221527 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000221527 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000221527 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000221527 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221528 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221528 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221528 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000221528 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221528 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000221528 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000221528 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000221528 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)